Equity Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summarized combined financial information of entities in which Company owns equity interest
Current assets	$ 233,496	$ 220,881
Noncurrent assets	790,125	771,646
Total assets	1,023,621	992,527
Current liabilities	82,687	83,985
Noncurrent liabilities	2,094	2,198
Members' equity	938,672	905,006
Noncontrolling interests	168	1,338
Total liabilities and equity	1,023,621	992,527
Net operating revenues	1,230,146	1,195,108	1,181,334
Operating costs and expenses	1,068,212	1,044,751	1,032,953
Income from continuing operations before taxes	$ 162,124	$ 150,640	$ 148,343